Lease Prepayments (Tables)	12 Months Ended
Dec. 31, 2013
Lease Prepayments [Abstract]
Schedule of Lease Prepayments
The balance represents the lease prepayments of land use rights of the Group as follows:

	December 31,2013		December 31,2012
	RMB	US$	RMB
Non-current portion	18,999	3,138	19,523
Current portion - amount charged to expense next year	454	75	454
	19,453	3,213	19,977